CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock Par Value	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	5,000,000	5,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Common stock Par Value	$ 0.00001	$ 0.00001
Common Stock Shares Authorized	500,000,000	500,000,000
Common Stock Shares Issued	79,902,938	70,727,938
Common Stock Shares Outstanding	79,902,938	70,727,938